CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 10,170	$ 36,096	$ 43,281	$ 43,059	$ 12,316	$ 12,221
Accounts receivable, net of allowance for doubtful accounts of $123 at September 30, 2017 and $21 at December 31, 2016	1,197	3,570		2,060
Inventories	5,046	8,462		5,405
Prepaid expenses and other current assets	880	662		533
Total current assets	17,293	48,790		51,057
Property and equipment, net	3,458	4,555		2,822
Other assets	220	212		225
Total assets	20,971	53,557		54,104
Current liabilities:
Accounts payable	841	1,607		1,113
Accrued compensation	1,401	2,807		3,083
Accrued expenses and other current liabilities	2,151	3,067		3,285
Borrowings	43,112	41,289
Total current liabilities	47,505	48,770		7,481
Other long-term liabilities	177	546		1,469
Total liabilities	47,682	49,316		38,515
Commitments and contingencies (Note 7)
Stockholders' equity (deficit):
Preferred stock issuable in series, par value of $0.001 Shares authorized: 5,000,000 at September 30, 2017 and December 31, 2016 Shares issued and outstanding: none at September 30, 2017 and December 31, 2016
Common stock, par value of $0.001; Shares authorized: 100,000,000 at September 30, 2017 and December 31, 2016; Shares issued and outstanding: 788,575 at September 30, 2017 and 594,321 at December 31, 2016	1	1
Additional paid-in capital	264,465	256,629		211,850
Accumulated deficit	(291,177)	(252,389)		(196,261)
Total stockholders' equity (deficit)	(26,711)	4,241		15,589	$ (143,868)	$ (112,782)
Total liabilities and stockholders' equity (deficit)	$ 20,971	$ 53,557		$ 54,104